Significant Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Reserves and accruals		$ 537	$ 431
Total gross deferred tax assets		537	431
Deferred tax liabilities:
Prepaid expenses and other		122	(304)
Depreciation, amortization and depletion		(15,164)	(10,932)
Total gross deferred tax liabilities		(15,042)	(11,236)
Less: current net deferred tax assets			(225)
Noncurrent deferred tax liabilities, net	$ (9,822)	$ (14,505)	$ (11,030)